Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2018 and 2017:

	Years Ended December 31,
	2018		2017
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	4,500	$22.91	21,500	$23.57
Options Exercised	450	22.91	7,500	23.49
Options Forfeited	4,050	22.91	9,500	23.95
Balance, End of Period	—	$—	4,500	$22.91
Options Exercisable	—	$—	4,500	$22.91
Weighted-Average Remaining Life of Exercisable Options	—		0.4 years
Options Available for Grant	—		50,000

Options outstanding